RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 11 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2023	2022
Right-of-use asset – Buildings	$-	$2,541,123
Right-of-use asset – Buildings (related party)	11,149,101	11,149,101
Right-of-use asset – Leasehold	-	992,410
Right-of-use asset – Office space	-	58,412
Foreign currency translation	-	(119,182)
Accumulated depreciation of right-of-use assets	-	(1,723,114)
Accumulated depreciation of right-of-use assets (related party)	(997,456)	(325,040)
Lease modifications	(10,151,645)	-
	$-	$12,573,710

During the year ended December 31, 2023, the Group recorded depreciation of right-of-use assets of $1,004,913 (2022 — $814,220) out of which $332,497 (2022: $489,180) is related to ERL entity which has been spun off.

The amortization amount and interest expense of the lease for the year 2023 was $775,728 (2022: $466,094) and $787,341 (2022: $491,336) respectively.

During July 2022, the Group signed two lease agreements for University of Antelope Valley’s buildings with the former owners, a related party, both with 12-year terms. A right-of-use asset and a lease liability of $11,149,101 was booked to the Consolidated Balance Sheets for the leases. Management has conducted an assessment and concluded that it is appropriate to proceed with a full write-off of the asset and associated liability in question. This decision is based on the alignment of the liability with the full impairment of the relevant ROU asset. The closure order of the school, coupled with subsequent events, has prompted management to reassess the validity, enforceability and value of the agreement entered with the previous owners. The Company has recorded a gain of $308,763 due to lease modification during the year 2023. UAV is currently going through the process of close out audit to be submitted to the governing bodies. Refer to Note 36 for additional details.

Lease liabilities

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2023	2022
Within one year	$-	$1,664,966
Two to five years	-	6,280,716
Thereafter	-	17,871,937
	-	25,817,619
Less: Imputed interest	-	(12,832,744)
	$-	$12,984,875

Lease liabilities – Current	$-	$1,590,538
Lease liabilities - Non-Current	-	11,394,337
	$-	$12,984,875

The weighted average discount rate utilized to calculate the present value of the lease liabilities was 4.97% (2022: 7.71%). The average remaining life of the leases is nil (2022: 22 years)